ORDINARY SHARES (Details) - USD ($)											12 Months Ended
	Aug. 13, 2020	May 20, 2020	May 03, 2020	Mar. 01, 2020	May 21, 2019	Sep. 27, 2015	Sep. 07, 2015	Jun. 08, 2015	Apr. 27, 2015	Apr. 08, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 03, 2020
ORDINARY SHARES [Line Items]
Shares issued		90,000,000
Total purchase price											$ 3,237,605	$ 6,853,826
proceeds from private placement		$ 300,000
Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Common shares remain for future issuance											18,379,800	74,363,112	55,983,312
Unicorn
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration					632,660,858
NBPay Investment
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration				761,789,601
Mr. Xu [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Shares issued pursuant to supplemental agreement							$ 15,000,000
Stock Issued During Period, Shares, Other							27,000,000
Ordinary shares
ORDINARY SHARES [Line Items]
Shares issued											90,000,000
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost										$ 37,294,600
IPO related cost										$ 3,000,000
Ordinary shares issued for consideration											761,789,601	632,660,858
Total purchase price											$ 7,618	$ 6,327
Ordinary shares issued upon the exercise of their share options											18,270,720	56,028	207,972
Ordinary shares | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	36,000,000					38,363,112						636,818	692,846
Ordinary shares | JMU [Member]
ORDINARY SHARES [Line Items]
Shares issued										72,000,000
Ordinary shares issued for consideration								741,422,780
Ordinary shares issued upon the exercise of their share options											38,363,112	37,614,238	37,670,266
Ordinary shares | Unicorn
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration					632,660,858
Ordinary shares | NBPay Investment
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration			761,789,601
Ordinary shares | Mr. Xu [Member]
ORDINARY SHARES [Line Items]
Amount of Mr. Xu's indebtedness converted into ordinary shares										$ 69,400,000
Ordinary shares issued upon conversion of Mr. Xu's debt										124,835,802
Stock Issued During Period, Shares, Other							27,000,000
Ordinary shares | Mr. Xu [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration								72,000,000
Purchase price (in dollars per share)								$ 0.5556
Total purchase price								$ 40,000,000
Ordinary shares | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued									3,960,000
ADS [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	1,000,000					2,131,284
ADS [Member] | Unicorn
ORDINARY SHARES [Line Items]
Purchase price (in dollars per share)														$ 1.52
ADS [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued										4,000,000
Price per share										$ 10
ADS [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued									220,000
Price per share									$ 10
Series A-1 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO										12,202,988
Series A-2 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO										122,029,877
Series B Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO										30,507,471